Mainland China Contribution Plan	12 Months Ended
Aug. 31, 2017
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Mainland China Contribution Plan
21.	MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. Total contributions for such employee benefits were RMB 65,726, RMB 73,934, and RMB 99,013 for the years ended August 31, 2015, 2016 and 2017, respectively.